BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of Net Loss per Common Share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	$6,728	$15,330
Less: Company's portion available to be withdrawn to pay taxes	—	—
Net income attributable	$6,728	$15,330
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding, Class A ordinary shares	40,250,000	40,250,000
Basic and diluted net income per share, Class A ordinary shares	$0.00	$0.00
Class B ordinary shares
Numerator: Net loss minus net income allocable to Class A ordinary shares
Net loss	$(13,275,645)	$(6,863,429)
Net income allocable to Class A ordinary shares	(6,728)	(15,330)
Net loss attributable	$(13,282,373)	$(6,878,759)
Denominator: weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding, Class B ordinary shares	10,062,500	9,982,735
Basic and diluted net loss per share, Class B ordinary shares	$(1.32)	$(0.69)